STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participants	$ 5,713,030
Employer	3,405,330
Rollovers	537,850
Total contributions	9,656,210
Investment income:
Interest and dividends	5,229,082
Net appreciation in fair value of investments	9,990,307
Total investment income	15,219,389
Interest income on notes receivable from participants	278,894
Total additions	25,154,493
DEDUCTIONS FROM NET ASSETS:
Benefits paid directly to participants or beneficiaries	7,582,722
Administrative expenses	47,874
Total deductions	7,630,596
NET INCREASE	17,523,897
NET ASSETS AVAILABLE FOR BENEFITS:
Beginning of year	82,731,654
End of year	$ 100,255,551